WARRANTY LIABILITIES (Tables)	6 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of Product Warranty Liability [Table Text Block]

	Six months ended
	December 31, 2018	December 31, 2019
	(Unaudited)	(Unaudited)
Beginning balance	$7,858	$12,116
Deconsolidation of a subsidiary	(130)	—
Expense accrued	2,415	543
Expense incurred	(2,205)	(1,817)
Translation adjustments	(257)	(128)

	$7,681	$10,714
Less: current portion of warranty liabilities	(5,318)	(6,597)

Long-term warranty liabilities	$2,363	$4,117